FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
ECOLAB PUERTO RICO SAVINGS PLAN
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

3. Fair Value Measurements

Accounting guidance establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under accounting guidance are described below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 - Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly; and fair value is determined through the use of models or other valuation methodologies. If the asset or liability has a specific (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3 - Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for investments measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered investment companies and Ecolab Inc. common stock: Investments in registered investment companies are valued at the daily closing price as reported by the fund. Investments in registered investment companies held by the Plan are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. Investments in Ecolab Inc. common stock are recorded at fair value based on the quoted market price of Ecolab's common stock on the New York Stock Exchange.

Common/collective trusts: Investments in common/collective trusts are recorded at the underlying net asset value per unit, which approximates fair value based on the audited financial statements of these funds. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported net asset value.

The Plan reviews the fair value hierarchy classification on an annual basis. Changes in the ability to observe valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Plan’s policy is to recognize transfers into and out of levels within the fair value hierarchy at the end of the fiscal year in which the actual event or change in circumstances that caused the transfer occurs. There were no transfers between Levels during the years ended December 31, 2025 and 2024. When a determination is made to classify an asset or liability within Level 3, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement. At December 31, 2025 and 2024, the Plan did not have any assets or liabilities classified within Level 2 or Level 3.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables represent the Plan’s fair value hierarchy for those assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

(in thousands)	2025
	Total	Level 1	Level 2	Level 3
Ecolab Inc. common stock	$4,580	$4,580	$-	$-
Registered investment companies	4,379	4,379	-	-
Total assets in the fair value hierarchy	8,959	8,959	-	-
Common/collective trusts measured at net asset value (*)	5,510	-	-	-
Investments at fair value	$14,469	$8,959	$-	$-

(in thousands)	2024
	Total	Level 1	Level 2	Level 3
Ecolab Inc. common stock	$5,473	$5,473	$-	$-
Registered investment companies	4,724	4,724	-	-
Total assets in the fair value hierarchy	10,197	10,197	-	-
Common/collective trusts measured at net asset value (*)	4,286	-	-	-
Investments at fair value	$14,483	$10,197	$-	$-

(*) Certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

The following table sets forth additional disclosures of the Plan investments whose fair value is estimated using net asset value per share as of December 31, 2025 and 2024:

(in thousands)
	Fair	Unfunded	Redemption	Redemption
	Value	Commitment	Frequency	Notice Period
Common/collective trusts
As of December 31, 2025	$5,510	-	Immediate	None
As of December 31, 2024	$4,286	-	Immediate	None

The fair value of investments in this category has been estimated using the net asset value per share of the underlying investments. All of these funds are subject to potential withdrawal safeguards to protect the interest of all participants, while providing the maximum level of liquidity that can be prudently made available to all participants. These withdrawal safeguards permit redemptions resulting from ordinary course activity, subject to certain thresholds.